Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in biological assets [abstract]
Opening balance	$ 13,620	$ 4,088
Production costs capitalized	40,485	9,902
Biological assets acquired through business combinations (Note 12)	8,888	2,535
Changes in fair value less cost to sell due to biological transformation	96,531	25,550
Transferred to inventory upon harvest	(107,688)	(28,455)
Ending balance	$ 51,836	$ 13,620